Other Non-current Liabilities - Summary of Other Noncurrent Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other non-current liabilities [abstract]
Accruals	£ 4	£ 11
Deferred income	254	83
Other payables	849	805
Other non-current liabilities	£ 1,107	£ 899